Significant accounting policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	May 30, 2017
Significant Accounting Policies [Line Items]
Standard Corporation Tax Rate	12.50%
Higher Corporation Tax Rate	25.00%
Vessels Scrap Value Per Lightweight Ton	$ 300	$ 300
Deferred Income Tax Expense (Benefit)	0	0	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 0	0	$ 0
Equity Method Investment, Ownership Percentage	50.00%
Sellers Credit Note	$ 2,900,000				$ 2,900,000
Impact of Restatement on Opening Retained Earnings, Net of Tax		$ 454,581		$ 418,822
Vessels [Member]
Significant Accounting Policies [Line Items]
Sellers Credit Note					$ 2,900,000
Minimum [Member]
Significant Accounting Policies [Line Items]
Scheduled drydocking period of vessels	30 months
Maximum [Member]
Significant Accounting Policies [Line Items]
Scheduled drydocking period of vessels	60 months